Commitments and Contingencies - Additional Information (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of contingent liabilities [line items]
Capital commitments	₨ 11,376	₨ 7,490
Financial guarantee amount	17,094	17,128
Tax contingent liability [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	92,476	80,032
Excise duty, Custom duty, sales tax and other matters [member]
Disclosure of contingent liabilities [line items]
Contingent tax liability	₨ 12,092	₨ 11,413